SUPPLEMENT DATED FEBRUARY 6, 2026
TO

PROSPECTUSES DATED MAY 1, 2006
FOR COLUMBIA ALL-STAR, COLUMBIA ALL-STAR EXTRA,
COLUMBIA ALL-STAR FREEDOM AND COLUMBIA ALL-STAR TRADITIONS

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective on or about May 1, 2026, the name of the following investment option will be changed:

Current Name	New Name

Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Cornerstone Growth Fund

THE CONTRACTS REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.